OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 10,357	$ 7,068
Subcontractors accrual	1,627	1,160
Accrued taxes	1,738	3,863
Deferred consideration	2,035
Total other payables and accrued expenses	$ 15,757	$ 12,091